BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair value of convertible notes derivative liability	$ 0	$ 0	$ 547,010	$ 588,637
Level 2
Fair value of convertible notes derivative liability	0	0	0	0
Level 3
Fair value of convertible notes derivative liability	0	0	0	0
Level 1
Fair value of convertible notes derivative liability	$ 0	$ 0	$ 547,010	$ 588,637